SCHEDULE OF CHANGE IN FAIR VALUE OF THE WARRANT LIABILITIES (Details) - USD ($)		3 Months Ended			5 Months Ended	11 Months Ended
		Sep. 30, 2022	Jun. 30, 2022	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2021
Subsidiary, Sale of Stock [Line Items]
Transfer to Level 1						$ 4,052,888
Public Warrants [Member]
Subsidiary, Sale of Stock [Line Items]
Fair value as of beginning balance				$ 4,052,888	$ 9,427,125
Change in fair value	[1]				(5,374,237)
Fair value as of ending balance					4,052,888	4,052,888
Public Warrants [Member] | Fair Value, Inputs, Level 3 [Member]
Subsidiary, Sale of Stock [Line Items]
Fair value as of beginning balance		$ 23,475	$ 95,075	190,151		0
Initial measurement						9,864,941
Change in fair value			(71,600)			(5,621,902)
Transfer to Level 1		(31,238)				(4,052,888)
Change in fair value of Sponsor Working Capital Loan				(95,076)
Fair Value Measurement With Unobservable Inputs Reconciliation Recurring Basis Liability Issues1		7,763
Fair value as of ending balance			23,475	95,075	190,151	190,151
Private Placement [Member]
Subsidiary, Sale of Stock [Line Items]
Fair value as of beginning balance				190,151	437,816
Change in fair value	[1]				(247,665)
Fair value as of ending balance					190,151	190,151
Warrant Liability [Member]
Subsidiary, Sale of Stock [Line Items]
Fair value as of beginning balance				$ 4,243,039	9,864,941
Change in fair value	[1]				(5,621,902)
Fair value as of ending balance					$ 4,243,039	$ 4,243,039
Sponsor Working Capital Loan [Member] | Fair Value, Inputs, Level 3 [Member]
Subsidiary, Sale of Stock [Line Items]
Fair value as of beginning balance		35,000
Initial measurement		13,600	13,000
Initial measurement of draw on Sponsor Working Capital Loan on April 1, 2022		7,000	23,000
Change in fair value of Sponsor Working Capital Loan		5,200	(1,000)
Fair Value Measurement With Unobservable Inputs Reconciliation Recurring Basis Liability Issues2		35,400
Fair value as of ending balance		$ 96,200	$ 35,000

[1]	Changes in valuation inputs or other assumptions are recognized in the change in fair value of warrant liability in the statement of operations.